Document and Entity Information	Dec. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 28, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Dec. 28, 2016
Document Effective Date	Dec. 28, 2016
Prospectus Date	Aug. 26, 2016
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX